Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
T. Rowe Price Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE<br/><br/>Africa & Middle East Fund<br/><br/>Investor Class<br/><br/>I Class<br/><br/>SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located (or with primary operations) in Africa and the Middle East.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund<br/><br/>Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses<br/> (expenses that you pay each year as a<br/> percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 51.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in African and Middle Eastern companies. For purposes of determining whether the fund invests at least 80% of its net assets in African and Middle Eastern companies, the fund relies on the country assigned to a security by MSCI Inc. or another unaffiliated data provider. The fund expects to primarily invest in common stocks and participation notes (P-notes) linked to common stocks of companies located (or with primary operations) in Africa and the Middle East. The countries in which the fund normally invests include, but are not limited to, the following:
  Primary Emphasis: Bahrain, Egypt, Jordan, Kenya, Kuwait, Lebanon, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, and United Arab Emirates.
  Others: Algeria, Angola, Botswana, Ghana, Ivory Coast, Mauritius, Mozambique, Namibia, Niger Republic, Rwanda, Senegal, Syria, Tanzania, Tunisia, Uganda, Zambia, and Zimbabwe.
The fund is “nondiversified,” meaning it may invest a greater portion of its assets in a single company and own more of the company’s voting securities than is permissible for a “diversified” fund. The fund’s portfolio is expected to be composed of investments in about 50 to 80 different companies, although the number could vary depending on market conditions. The fund may purchase the stocks of companies of any size. While most assets will be invested directly in common stocks, the fund may gain exposure to common stocks by purchasing P-notes that offer a return linked to a particular underlying common stock. P-notes are primarily used to invest indirectly in certain stocks that trade in a market that restricts foreign investors, such as the fund, from investing directly in that market. The fund may make substantial investments (at times more than 25% of its total assets) in telecommunications and banking companies in various African and Middle Eastern countries.

While the adviser invests with an awareness of the outlook for certain industry sectors and individual countries within the region, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

Security selection reflects a growth style. The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the adviser generally favors companies with one or more of the following characteristics:
  leading or improving market position;
  attractive business niche;
  attractive or improving franchise or industry position;
  seasoned management;
  stable or improving earnings and/or cash flow; and
  sound or improving balance sheet.
		The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of stock investing Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risks The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to the fund’s investments, and less efficient trading markets with lower overall liquidity.

Frontier markets generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, have less mature markets and settlement practices, and can have lower trading volumes that could lead to greater price volatility and illiquidity.

P-note risks To the extent the fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Geographic concentration risks Because the fund concentrates its investments in a particular geographic region, the fund’s performance is closely tied to the social, political, and economic conditions within that region. Political developments and changes in regulatory, tax, or economic policy in particular countries within the region could significantly affect the markets in those countries as well as the entire region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Many African and Middle Eastern countries have histories of dictatorships, political and military unrest, and financial troubles, and their markets should be considered extremely volatile even when compared to those of other emerging market countries. Many of these countries tend to be highly reliant on exporting oil and other commodities so their economies can be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities.

Risks of investing in Saudi Arabia Because the ability of foreign investors (such as the fund) to invest in Saudi Arabian issuers is still relatively new and untested, such ability could be restricted or revoked by the Saudi Arabian government at any time, and unforeseen risks could materialize due to foreign ownership in such securities. The economy of Saudi Arabia is dominated by petroleum exports. As a result, a sustained decrease in petroleum prices would have a negative impact on all aspects of the Saudi Arabian economy. Political instability in Saudi Arabia, or even the broader Middle East region, could adversely impact the economy of Saudi Arabia.

Risks of investing in South Africa Investing in securities of South African issuers involves significant risks, including legal, political, and economic risks specific to South Africa. South Africa has a history of social unrest and governmental interference, which could lead to increased volatility. In addition, South Africa’s economy is heavily dependent on agriculture and mining and is therefore more susceptible to market events and regulatory developments impacting the commodity markets.

Industry risks Because the fund may invest significantly in telecommunications and banking companies, the fund is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in one or more of the industries that heavily impact telecommunications and banking companies. Telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Nondiversification risks As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

		Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risks  As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund.<br/><br/> The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.<br/><br/>The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	AFRICA & MIDDLE EAST FUND<br/> Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	28.02%	Worst Quarter	3/31/09	-17.29%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/><br/>Periods ended<br/>December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 1, 2018, the MSCI Arabian Markets & Africa 10/40 Investable Market Index Net replaced the MSCI Arabian Markets & Africa 10/40 Investable Market Index as the fund’s primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Africa & Middle East Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Maximum account fee	rr_MaximumAccountFee	$ 20	[2]
Management fees	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.36%
1 year	rr_ExpenseExampleYear01	$ 138
3 years	rr_ExpenseExampleYear03	448
5 years	rr_ExpenseExampleYear05	798
10 years	rr_ExpenseExampleYear10	$ 1,784
2009	rr_AnnualReturn2009	22.08%
2010	rr_AnnualReturn2010	17.21%
2011	rr_AnnualReturn2011	(16.10%)
2012	rr_AnnualReturn2012	19.90%
2013	rr_AnnualReturn2013	24.16%
2014	rr_AnnualReturn2014	9.22%
2015	rr_AnnualReturn2015	(19.19%)
2016	rr_AnnualReturn2016	5.98%
2017	rr_AnnualReturn2017	23.64%
2018	rr_AnnualReturn2018	(8.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.29%)
1 Year	rr_AverageAnnualReturnYear01	(8.92%)
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	6.53%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2007
T. Rowe Price Africa & Middle East Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.26%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.13%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
1 year	rr_ExpenseExampleYear01	$ 115
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	679
10 years	rr_ExpenseExampleYear10	$ 1,537
1 Year	rr_AverageAnnualReturnYear01	(8.72%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 2017
T. Rowe Price Africa & Middle East Fund | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.23%)
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2007
T. Rowe Price Africa & Middle East Fund | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.87%)
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2007
T. Rowe Price Africa & Middle East Fund | MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.71%)	[5]
5 Years	rr_AverageAnnualReturnYear05	(0.22%)	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since inception	rr_AverageAnnualReturnSinceInception	2.22%	[5],[6]
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010	[5]
T. Rowe Price Africa & Middle East Fund | MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	1.99%	[5],[7]
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 2017	[5]
T. Rowe Price Africa & Middle East Fund | MSCI Arabian Markets & Africa 10/40 Investable Market Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.33%)
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	2.53%	[6]
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2010
T. Rowe Price Africa & Middle East Fund | MSCI Arabian Markets & Africa 10/40 Investable Market Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	2.44%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 2017
T. Rowe Price Africa & Middle East Fund | S&P Emerging/Frontier ME & Africa BMI ex IL (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.17%)
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Since inception	rr_AverageAnnualReturnSinceInception	2.63%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 2017
T. Rowe Price Africa & Middle East Fund | Combined Index Portfolio Net (reflects no deduction for fees, or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.71%)	[8]
5 Years	rr_AverageAnnualReturnYear05	(0.02%)	[8]
10 Years	rr_AverageAnnualReturnYear10	6.27%	[8]
Since inception	rr_AverageAnnualReturnSinceInception	2.73%	[7],[8]
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 06, 2017	[8]
T. Rowe Price Africa & Middle East Fund | Lipper Emerging Markets Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.27%)
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	7.53%
Since inception	rr_AverageAnnualReturnSinceInception	2.16%	[9]
Inception date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2017

[1]	Effective April 1, 2019, the fund will no longer assess a redemption fee on any redemption from the fund (or exchange out of the fund), regardless of how long the shares were held.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	As a result of class-specific expense limitations, T. Rowe Price Associates, Inc. waived fund-level expenses ratably across all classes.
[4]	T. Rowe Price Associates, Inc., has agreed (through February 28, 2021) to pay the operating expenses of the fund's I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.05% of the class' average daily net assets. The agreement may be terminated at any time beyond February 28, 2021, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund's I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[5]	Effective July 1, 2018, the MSCI Arabian Markets & Africa 10/40 Investable Market Index Net replaced the MSCI Arabian Markets & Africa 10/40 Investable Market Index as the fund's primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers.
[6]	Return since 11/30/10.
[7]	Return since 3/6/17.
[8]	Combined Index Portfolio Net is an unmanaged linked performance portfolio composed of: 100% S&P IFCG Africa & Middle East Index Net (excluding Saudi Arabia and Israel) through 6/30/09 (prior to 9/1/08, the index excluded Kuwait); 100% MSCI Arabian Markets & Africa Index Net from 7/1/09 through 9/29/10; 100% S&P Emerging/Frontier ME & Africa BMI ex IL Net from 9/30/10 through 12/31/17; and 100% MSCI Arabian Markets & Africa 10/40 Investable Market Index Net from 1/1/18 forward.
[9]	Return since 2/28/17.